Subsequent Events	9 Months Ended
Sep. 30, 2023
Subsequent Events
Subsequent Events

13. Subsequent Events

On October 11, 2023, the board of directors of the Company approved the submission of certain proposals to the Company’s shareholders for approval which include requests (a) to approve the special stock bonus of 3,000,000 common shares in total issued to directors, officers and consultants for achieving non-financial milestones or for onboarding bonus; (b) to approve an increase in number of authorized preferred stock from 10,000,000 shares to 50,000,000 shares; (c) to approve a reverse stock split of outstanding shares of common stock at an exchange ratio of not more than 5-1, which ratio will be determined by the chief executive officer in his discretion; and (d) to approve the private placement of convertible securities to Lind.  A majority of the Company’s shareholders approved such matters by means of written consent on October 11, 2023.  The (i) increase in the number of authorized shares of the Company’s preferred stock and (ii) the reverse stock split will only become effective upon the filing of an amendment to the Company’s Certificate of Formation with the Secretary of State of Texas.